PREPAID LAND USE RIGHTS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Prepaid land use rights	¥ 28,370	¥ 28,370
Less: Accumulated amortization	(1,578)	(962)
Prepaid land use rights, net	26,792	27,408
Amortization of prepaid land use rights	616	617	¥ 345
Prepaid land use rights
Net book value of an asset pledged as security for bank loans	¥ 20,735	¥ 20,983